Income Tax (Details) - Schedule of Reconciliations of the Statutory Income Tax Rate and the Company's Effective Income Tax Rate	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Reconciliations of the Statutory Income Tax Rate and the Companys Effective Income Tax Rate [Abstract]
Statutory income tax rate	25.00%	25.00%	25.00%
Tax effect of different tax rates in other jurisdictions	2.00%	3.00%	3.00%
Tax effect of non-deductible expenses	1.00%
Changes in valuation allowance			(21.00%)
Effective tax rate	28.00%	28.00%	8.00%